Share-based payment arrangements - WARs (Details 2) - WARs - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	3 years
Compensation cost for cash-settled WARs			$ 26
Income (expense) related to the cash-settled call options	$ (12)	$ (11)	16
Aggregate fair value of outstanding WARs	$ 13	$ 33
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)	61.2
Granted (in number of WARs)	10.5
Exercised (in number of WARs)	(15.9)
Forfeited (in number of WARs)	(0.6)
End of period (in number of shares)	55.2	61.2
Exercisable (in number of WARs)	20.2
Aggregate fair value at date of grant of WARs			13
Share-based liabilities paid upon exercise of WARs	$ 9		$ 9